SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 18 - SUBSEQUENT EVENTS

On January 21, 2026, the Company announced its intention to offer and sell, from time to time, up to an aggregate of $60,000,000 of Class A Ordinary Shares, par value $0.05 per share, debt securities, rights, and units. The registration statement relating to such offering was filed with the SEC on January 23, 2026.

On January 22, 2026, the Company entered into a securities purchase agreement (the “ELOC Purchase Agreement”) with an institutional investor (the “Investor”), pursuant to which the Company established an equity line of credit facility (the “ELOC”) providing for aggregate gross proceeds of up to $25,000,000. In connection with the ELOC, the Company agreed to issue and sell, from time to time and at its discretion, Class A Ordinary Shares to the Investor, subject to the terms and conditions set forth in the ELOC Purchase Agreement. The Company also issued to the Investor a five-year warrant (the “ELOC Warrant”) to purchase up to 608,777 Class A Ordinary Shares at an exercise price of US$2.4639 per share.

On February 11, 2026, the Company issued 10,000 Class A Ordinary Shares to external consultants in connection with the Company’s equity incentive arrangements. On April 15, 2026, 150,000 restricted shares of Class A Ordinary Shares granted under the Company's equity incentive arrangements vested.

Between January 1, 2026 and August 7, 2026, holders of the Company’s convertible notes converted an aggregate principal amount of $1,050,000 into an aggregate of 839,184 Class A Ordinary Shares. As of August 7, 2026, the Company had issued an additional 1,049,184 Class A Ordinary Shares. The total number of issued and outstanding Class A Ordinary Shares as of August 7, 2026 was 3,596,375.

The Company has evaluated subsequent events through the issuance of the consolidated financial statements as of August 7, 2026 and noted that there are no other subsequent events except for those described above.